Shareholders' capital - Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Risk-free interest rate	1.90%	1.10%
Expected volatility	23.00%	23.00%
Expected dividend yield	4.30%	4.10%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (in USD per share)	$ 2.44	$ 2.46